Debt - Cash Convertible Notes due 2019, 2021, 2023 and 2024 (Details)				12 Months Ended
	Nov. 13, 2018 USD ($)	Sep. 13, 2017 USD ($)	Mar. 19, 2014 USD ($)	Dec. 31, 2020 USD ($) tradingDay	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2017	Dec. 31, 2014
Debt Instrument [Line Items]
Repayment of long-term debt				$ 296,400,000	$ 506,400,000	$ 0
Long-term debt				1,922,749,000	1,706,352,000
Proceeds from long-term debt, net of issuance costs				$ 497,646,000	0	$ 0
Cash Convertible Notes
Debt Instrument [Line Items]
Threshold trading days | tradingDay				20
Consecutive trading days | tradingDay				30
Threshold percentage of stock price trigger				130.00%
Redemption price percentage				100.00%
Percentage of principal amount outstanding				20.00%
2019, 2021, 2023 and 2024 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Consecutive trading days | tradingDay				20
Threshold percentage of of average daily volume-weighted average trading price of common stock				25.00%
Cash settlement amount period				50 days
2019 and 2021 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt			$ 730,000,000.0
Proceeds from issuance of debt			680,700,000
Consecutive trading days | tradingDay				10
Threshold percentage of stock price trigger				98.00%
Threshold business period				5 days
Debt issuance cost			13,100,000
2019 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt			$ 430,000,000.0
Repayment of long-term debt					430,000,000.0
Term of debt instrument			5 years
Effective interest rate									2.937%
2019 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value			$ 51,200,000
2021 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt			$ 300,000,000.0	$ 200,000
Repayment of long-term debt					3,400,000
Amount converted				177,000,000.0			$ 119,400,000
Term of debt instrument			7 years
Effective interest rate									3.809%
2021 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value			$ 54,000,000.0
2021 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayment of long-term debt				296,400,000
Long-term debt				$ 200,000	285,244,000
2023 and 2024 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Threshold business period				10 days
2023 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt		$ 400,000,000.0
Proceeds from long-term debt, net of issuance costs		$ 365,600,000
Term of debt instrument		6 years
Effective interest rate								3.997%
Debt issuance cost		$ 6,200,000
2023 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value		$ 74,500,000
2023 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt				$ 361,304,000	347,995,000
2024 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt	$ 500,000,000.0
Proceeds from issuance of debt	$ 468,900,000
Term of debt instrument	6 years
Effective interest rate						4.782%
Debt issuance cost	$ 5,700,000
2024 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value	$ 98,500,000
2024 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt				$ 429,496,000	$ 413,272,000